Stock-based compensation	12 Months Ended
Dec. 31, 2012
Stock-based compensation

24     Stock-based compensation

At December 31, 2012, the Company had several stock-based compensation plans, including stock option plans, various cash settled liability plans and an employee stock savings plan. These plans resulted in an expense in 2012 of $64 million (2011 – $43 million; 2010 – $71 million).

Accelerated vesting due to changes in the composition of the Board of Directors

Most of the stock-based compensation plans include a provision whereby vesting is accelerated should certain changes in the composition of the Board of Directors occur. These provisions were triggered on June 26, 2012 and the recognition of the revised vesting terms as outlined in the stock-based compensation plans resulted in a credit to “Compensation and benefits” of $8 million in the second quarter of 2012. RSUs and TSARs were not impacted by this change and for DSUs 14,080 units were subject to immediate vesting. The impact discussed above on options and performance share units is outlined in more detail below.

A. Stock Option Plans

Regular options and TSARs

With the granting of regular options, employees may be simultaneously granted TSARs equivalent to the number of regular options granted (stock options granted prior to January 2009 were simultaneously granted TSARs equivalent to one-half the regular options granted). The last issue of TSARs was in April 2010. A TSAR entitles the holder to receive payment of an amount equal to the excess of the market value of a Common Share at the exercise date of the TSAR over the related option exercise price. The liability for TSARs is recognized and measured at its fair value. Pursuant to the employee plans, regular options and TSARs vest between 12 and 48 months after the grant date, and will expire after 10 years. Certain of these options granted are only exercisable after employment is terminated.

Where an option granted is a tandem award, the holder can choose to exercise an option or a TSAR of equal intrinsic value.

As a result of changes to Canadian tax legislation, which eliminated the favourable tax treatment on cash settled compensation awards, the Company offered employees the option of cancelling the outstanding SAR and keeping in place the outstanding option. During 2011, the Company cancelled 3.5 million SARs and reclassified the fair value of the previously recognized liability ($75 million) and the recognized deferred tax asset ($18 million) to “Additional paid-in capital”. The terms of the awards were not changed and as a result no incremental cost was recognized. The weighted-average fair value of the units cancelled was $23.75.

The recent changes to the composition of the Board triggered the immediate vesting on June 26, 2012 of all unvested regular options granted prior to 2012 and 4,000 unvested options granted in 2012.

Performance Options

Performance options, granted prior to 2007, vest after 48 months, unless certain performance targets are achieved, in which case vesting is accelerated, and will expire five years after the grant date (“performance-accelerated options”). As at December 31, 2012, no performance-accelerated options were outstanding. Beginning in 2007, performance options granted will only vest when certain performance targets are achieved and will not vest if the performance targets are not achieved within a specific time frame. These options will expire five years and three months after the grant date (“performance-contingent options”). The recent changes to the composition of the Board triggered the immediate vesting on June 26, 2012 of all unvested performance-contingent options that had not previously expired.

Summary of regular and performance options

The following table summarizes the Company’s fixed stock option plans (that do not have a TSAR attached to them) as of December 31:

	Options outstanding		Nonvested options
	Number of options	Weighted average exercise price	Number of options	Weighted average grant date fair value

Outstanding, January 1, 2012	6,915,323	$53.42	2,650,050		$16.04
New options granted	1,471,746	78.19	1,471,746		19.04
Exercised	(3,733,028)	50.53	NA		NA
Vested	NA	NA	(2,269,650)		14.69
Forfeited	(39,050)	63.25	(38,450)		17.14
Expired	(388,350)	62.43	(385,100)		12.12

Outstanding at December 31, 2012	4,226,641	63.69	1,428,596		20.70

Vested or expected to vest at(1)
December 31, 2012	4,149,128	$63.35	NA	$	NA

Exercisable at December 31, 2012	2,798,045	$56.44	NA	$	NA

(1) As at December 31, 2012, the weighted average remaining term of vested or expected to vest options was 6.4 years with an aggregate intrinsic value of $156 million.

The following table provides the number of stock options outstanding and exercisable as at December 31, 2012 by range of exercise price and their related intrinsic aggregate value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the amount that would have been received by option holders had they exercised their options on December 31, 2012 at the Company’s closing stock price of $100.90.

	Options outstanding				Options exercisable
Range of exercise prices	Number of options	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of options	Weighted average exercise price	Aggregate intrinsic value (millions)

$31.45 – $58.00	1,465,395	3.8	$46.30	$80	1,465,395	$46.30	$80
$58.01 – $71.69	1,306,400	5.0	66.78	45	1,306,400	66.78	45
$71.70 – $97.70	1,454,846	9.0	78.22	33	26,250	75.11	1

Total(1)	4,226,641	5.9	$63.69	$158	2,798,045	$56.44	$126

(1) As at December 31, 2012, the total number of in-the-money stock options outstanding was 4,226,641 with a weighted-average exercise price of $63.69. The weighted-average years to expiration of exercisable stock options is 4.4 years.

Under the fair value method, the fair value of options at the grant date was approximately $28 million for options issued in 2012 (2011 – $12 million; 2010 – $1 million). The weighted average fair value assumptions were approximately:

	2012	2011	2010

Expected option life (years)(1)	6.03	6.30	6.25
Risk-free interest rate(2)	1.47%	2.79%	2.78%
Expected stock price volatility(3)	31%	31%	30%
Expected annual dividends per share(4)	$1.40	$1.20	$1.08
Estimated forfeiture rate(5)	1.2%	0.7%	0.7%
Weighted average grant date fair value of options granted during the year	$19.04	$19.44	$15.90

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour or when available, specific expectations regarding future exercise behaviour, were used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4) Determined by the current annual dividend at the time of grant. The Company does not employ different dividend yields throughout the contractual term of the option.

(5) The Company estimated forfeitures based on past experience. This rate is monitored on a periodic basis.

Certain of the Company’s stock option plans are subject to post-vesting restrictions prior to expiry. The discount for these restrictions resulted in a reduction of the fair value at grant date of options issued in 2012 of $2 million. This discount was estimated using the fair value of put options that, together with the granted call options, mimicked the characteristics of the post-vesting restriction.

In 2012, the expense for stock options (regular and performance) was $24 million (2011 – $15 million; 2010 – $2 million). At December 31, 2012, there was $15 million of total unrecognized compensation related to stock options which is expected to be recognized over a weighted-average period of approximately 2.0 years.

At December 31, 2012, there were 2,728,685 (2011 – 3,459,831; 2010 – 1,048,531) Common Shares available for the granting of future options under the stock option plans, out of the 18,728,642 (2011 – 15,578,642; 2010 – 15,578,642) Common Shares currently authorized for issuance.

Summary of TSARs

The following table summarizes information related to the Company’s TSARs as of December 31:

	TSARs outstanding		Nonvested TSARs
	Number of TSARs	Weighted average exercise price	Number of TSARs	Weighted average grant date fair value

Outstanding, January 1, 2012	383,400	$47.97	56,600		$11.73
Exercised as Options	(212,925)	43.97	NA		NA
Vested	NA	NA	(56,600)		11.73
Forfeited	(2,400)	30.50	–		–

Outstanding at December 31, 2012	168,075	$53.28	–		$–

Vested at December 31, 2012(1)	168,075	$53.28	NA	$	NA

Exercisable at December 31, 2012	168,075	$53.28	NA	$	NA

(1) As at December 31, 2012, the weighted average remaining term of vested or expected to vest TSARs was 3.4 years with an aggregate intrinsic value of $8 million.

The following table provides the number of TSARs outstanding and exercisable as at December 31, 2012 by range of exercise price and their related intrinsic value, and for TSARs outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money TSARs, which represents the amount that would have been received by TSAR holders had they exercised their TSAR on December 31, 2012 at the Company’s closing stock price of $100.90.

	TSARs outstanding				TSARs exercisable
Range of exercise prices	Number of TSARs	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of TSARs	Weighted average exercise price	Aggregate intrinsic value (millions)

$31.45 – $46.61	65,625	2.0	$37.80	$4	65,625	$37.80	$4
$46.62 – $60.13	39,000	3.5	56.99	2	39,000	56.99	2
$60.14 – $71.69	63,450	4.5	67.00	2	63,450	67.00	2

Total(1)	168,075	3.3	$53.28	$8	168,075	$53.28	$8

(1) As at December 31, 2012, the total number of in-the-money TSARs outstanding was 168,075 with a weighted-average exercise price of $53.28. The weighted-average years to expiration of exercisable TSARs is 3.4 years.

In 2012, the expense for TSARs was $7 million (2011 – $4 million; 2010 – $32 million).

Summary of stock option plans

The following table refers to the total fair value of shares vested for all stock option plans (including TSARs) during the years ended December 31:

(in millions of Canadian dollars)	2012	2011	2010

Regular stock option plan	$33	$8	$6
TSARs	1	1	6

Total	$34	$9	$12

The following table provides information related to all options exercised in the stock option plans during the years ended December 31:

(in millions of Canadian dollars)	2012	2011	2010

Total intrinsic value	$118	$17	$10
Cash received by the Company upon exercise of options	198	29	32

B. Other Share-based Plans

Performance share unit (“PSU”) plan

During 2012, the Company issued 479,372 PSUs. These units attract dividend equivalents in the form of additional units based on the dividends paid on the Company’s Common Shares. PSUs vest and are settled in cash approximately three years after the grant date contingent upon CP’s performance (performance factors). The fair value of PSUs is measured, both on the grant date and each subsequent quarter until settlement, using a Monte Carlo simulation model. The model utilizes multiple input variables that determine the probability of satisfying the performance and market conditions stipulated in the grant.

Recent changes to the Board also resulted in the immediate vesting of a pro-rata portion of all unvested PSUs during the second quarter of 2012. The number of units that vested was based on the number of months of the total performance period that had passed and the fair value of the units to be settled was based on the average closing price of the 30 trading days prior to June 26, 2012. The payout of $31 million occurred in the third quarter of 2012.

The performance period for the first grant of PSUs issued in 2009 ended December 31, 2011. These PSUs were earned based on two performance factors: the Total Shareholder Return (“TSR”) compared to the S&P/TSX60 index, and Return on Capital Employed (“ROCE”). The TSR for the three-year period exceeded target, while ROCE targets were not met. The TSR component of the plan resulted in a total PSU payout equal to 200% for half of the award, in effect resulting in a target payout. The payout of $24 million occurred in March 2012 and was calculated using the Company’s average share price during the last 30 trading days ending on December 31, 2011.

The following table summarizes information related to the Company’s PSUs as at December 31:

	2012	2011

Outstanding, January 1	930,311	700,468
Granted	479,372	269,300
Units, in lieu of dividends	2,143	16,487
Vested	(610,568)	NA
Forfeited	(600,556)	(55,944)

Outstanding at December 31	200,702	930,311

Under the fair value method, the fair value of PSUs at the grant date was $38 million for PSUs issued in 2012 (2011 – $16 million; 2010 – $15 million).

In 2012, the recognition of accelerated vesting terms related to the changes in the composition of the Board of Directors resulted in an expense recovery for PSUs of $1 million, as a result of the difference between the required payout and previously accrued amounts. In 2011, the expense for PSUs was $15 million (2010 – expense $29 million). At December 31, 2012, there was $16 million of total unrecognized compensation related to PSUs which is expected to be recognized over a weighted-average period of approximately 3.2 years.

Deferred share unit plan

The Company established the DSU plan as a means to compensate and assist in attaining share ownership targets set for certain key employees and Directors. A DSU entitles the holder to receive, upon redemption, a cash payment equivalent to the market value of a Common Share at the redemption date. DSUs vest over various periods of up to 48 months and are only redeemable for a specified period after employment is terminated.

Executive employees may elect to receive DSUs in lieu of cash payments for certain incentive programs. In addition, when acquiring Common Shares to meet share ownership targets, executive employees will be granted with a 25% company match of the amount elected. The election to receive eligible payments in DSUs is no longer available to a participant when the value of the participant’s DSUs is sufficient to meet the Company’s stock ownership guidelines. Executive employees have five years to meet their ownership targets.

An expense to income for DSUs is recognized over the vesting period for both the initial subscription price and the change in value between reporting periods.

The following table summarizes information related to the DSUs as of December 31:

	2012	2011

Outstanding, January 1	396,306	388,346
Granted	167,435	67,306
Units, in lieu of dividends	6,821	7,732
Redeemed	(212,822)	(67,078)

Outstanding, December 31	357,740	396,306

During 2012, the Company granted 167,435 DSUs with a grant date fair value of $13 million. In 2012, the expense for DSUs was $23 million (2011 – $5 million; 2010 – $6 million). At December 31, 2012, there was $6 million of total unrecognized compensation related to DSUs which is expected to be recognized over a weighted-average period of approximately 0.6 years.

Restricted share unit plan

The Company issued 113,408 RSUs in 2012 (2011 – 64,470; 2010 – 151). The fair value of RSUs at the grant date was $9 million. RSUs are notional full value shares that attract dividend equivalents in the form of additional units based on the dividends paid on the Company’s Common Shares. RSUs have no performance factors attached to them and are subject to time vesting over various periods of up to 36 months. RSUs are settled in cash up to three years after the grant date. An expense to income for RSUs is recognized over the vesting period for both the initial subscription price and the change in value between reporting periods. In 2012, the expense for RSUs was $7 million (2011 – $nil; 2010 – $nil). At December 31, 2012, there was $9 million of total unrecognized compensation related to RSUs which is expected to be recognized over a weighted-average period of approximately 1.5 years.

The following table summarizes information related to the Company’s RSUs as at December 31:

	2012	2011

Outstanding, January 1	64,470	–
Granted	113,408	64,470
Units, in lieu of dividends	1,639	–
Forfeited	(6,283)	–

Outstanding, December 31	173,234	64,470

Summary of share based liabilities paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2012	2011	2010

Plan
DSUs	$19	$4	$2
PSUs	55	–	–

Total	$74	$4	$2

C. Employee share purchase plan

The Company has an employee share purchase plan whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed over the one-year vesting period. Under the plan, the Company matches $1 for every $3 contributed by employees up to a maximum employee contribution of 6% of annual salary.

The total number of shares purchased in 2012 on behalf of participants, including the Company contribution, was 445,951 (2011 – 630,480; 2010 – 618,272). In 2012, the Company’s contributions totalled $4 million (2011 – $4 million; 2010 – $3 million) and the related expense was $4 million (2011 – $4 million; 2010 – $2 million).